Financial Risks - Schedule of Credit Risk Concentration - Government Bonds (Detail) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
United States government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	€ 11,189	€ 9,210
Netherlands government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	6,505	6,316
United Kingdom government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	387	380
Austria government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	1,326	1,230
Belgium government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	1,260	1,123
Finland government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	42	135
France government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	1,816	1,551
Germany government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	4,869	4,649
Hungary government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	378	348
Luxembourg government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	951	807
Spain government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	354	368
Rest of Europe government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	689	646
Rest of world government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	854	737
Supranational government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	7	1
Government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	30,627	27,500
Americas [member] | United States government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	10,623	8,893
Americas [member] | Hungary government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	2	2
Americas [member] | Rest of Europe government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	87	85
Americas [member] | Rest of world government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	567	576
Americas [member] | Supranational government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	3	1
Americas [member] | Government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	11,282	9,558
The Netherlands [member] | United States government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	61	1
The Netherlands [member] | Netherlands government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	6,505	6,316
The Netherlands [member] | United Kingdom government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	3
The Netherlands [member] | Austria government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	1,318	1,227
The Netherlands [member] | Belgium government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	1,255	1,097
The Netherlands [member] | Finland government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	42	135
The Netherlands [member] | France government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	1,779	1,512
The Netherlands [member] | Germany government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	4,869	4,649
The Netherlands [member] | Luxembourg government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	950	807
The Netherlands [member] | Spain government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	146	95
The Netherlands [member] | Rest of Europe government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	165	216
The Netherlands [member] | Rest of world government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	115	17
The Netherlands [member] | Government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	17,208	16,072
United Kingdom [member] | United Kingdom government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	368	362
United Kingdom [member] | Belgium government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		21
United Kingdom [member] | France government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	34	35
United Kingdom [member] | Rest of world government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	32	32
United Kingdom [member] | Government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	434	449
International [member] | United States government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	503	314
International [member] | Austria government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	9	4
International [member] | Belgium government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	5	5
International [member] | Finland government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	3	3
International [member] | Hungary government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	375	345
International [member] | Luxembourg government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	1
International [member] | Spain government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	208	273
International [member] | Rest of Europe government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	434	342
International [member] | Rest of world government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	115	90
International [member] | Supranational government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	4
International [member] | Government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	1,658	1,376
Asset management [member] | United States government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	2	2
Asset management [member] | United Kingdom government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	17	18
Asset management [member] | Hungary government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	1
Asset management [member] | Rest of Europe government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	3	3
Asset management [member] | Rest of world government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	24	22
Asset management [member] | Government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	€ 46	€ 44